Share Capital and Reserves - Summary of Stock Option Transactions and the Number of Stock Options (Detail)	1 Months Ended	12 Months Ended
	May 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Stock Options Outstanding, Beginning Balance		37,858,334	33,466,112
Number of Stock Options, Granted		9,045,482	6,200,000
Number of Stock Options, Exercised		(10,458,334)	(1,424,445)
Number of Stock Options, Forfeited		(208,334)	(383,333)
Number of Stock Options Outstanding, Ending Balance		36,237,148	37,858,334
Number of Stock Options Outstanding, Number of options exercisable		28,373,492
Weighted Average Exercise Price Outstanding, Beginning Balance		$ 1.42	$ 1.06
Weighted Average Exercise Price, Granted		2.64	3.27
Weighted Average Exercise Price, Exercised	$ 0.50	0.49	0.79
Weighted Average Exercise Price, Forfeited		3.23	2.53
Weighted Average Exercise Price Outstanding, Ending Balance		1.98	$ 1.42
Weighted Average Exercise Price Outstanding, Number of options exercisable		$ 1.76